Capital Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Capital Leases

6.    Capital Leases

Solaris LLC leases property from the City of Early, Texas under an agreement classified as a capital lease. The lease expires on February 28, 2025. The capital lease obligation is payable in monthly installments of $3 including imputed interest at a rate of 3.25%.

Future principal minimum payments under the capital lease are as follows:

Year Ending December 31,	Amount
2017 (remainder of)	$8
2018	33
2019	33
2020	33
2021	33
Thereafter	107
Total payments	247
Less: amount representing imputed interest at 3.25%	(28)
Present value of payments	219
Less: current portion	(33)
Capital lease obligation, net of current portion	$186

Solaris LLC
Capital Leases

7.        Capital Leases

The Company leases property from the City of Early, Texas under an agreement classified as a capital lease. The lease expires on February 28, 2025. The capital lease obligation is payable in monthly installments of $3 including imputed interest at a rate of 3.25%.

Future principal minimum payments under the capital lease for each of the five years subsequent to December 31, 2016 and thereafter are as follows:

Year Ending December 31,	Amount
2017	$33
2018	33
2019	33
2020	33
2021	33
Thereafter	107
Total payments	272
Less: amount representing imputed interest at 3.25%	(33)
Present value of payments	239
Less: current portion	(26)
Capital lease obligation, net of current portion	$213